EQUITY - Company Common Stock (Details) - shares	Oct. 22, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock outstanding (in shares)		0
Voting Ownership in DMS Inc.		55.20%
Prism and Clairvest Direct Seller | DMSH
Class of Stock [Line Items]
Shares issued (in shares)	142,394
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		32,392,576	0
Economic Ownership in DMSH		55.20%
Economic Ownership in the Company		100.00%
Voting Ownership in DMS Inc.		55.50%
Class A Common Stock | Blocker Corp
Class of Stock [Line Items]
Shares issued (in shares)	98,783
Class B Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		25,999,464	0
Economic Ownership in DMSH		44.30%
Economic Ownership in the Company		0.00%
Voting Ownership in DMS Inc.		44.50%
Class B Common Stock | Prism and Clairvest Direct Seller
Class of Stock [Line Items]
Shares issued (in shares)	142,394